Share Capital - Additional Information (Detail) $ in Millions			12 Months Ended
	May 17, 2017 shares	Apr. 06, 2017 CAD ($) shares	Dec. 31, 2018 shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 shares
Disclosure of classes of share capital [Line Items]
Maximum percentage of preferred stock upon issuance or outstanding of common stock			20.00%
Number of common shares authorized			unlimited
Number of common share financing through bought-deal		187,500,000	0	187,500,000
Gross proceeds from bought-deal offering | $		$ 3,000
Net proceeds from bought-deal offering | $		2,900		$ 2,899
Share issuance costs | $		$ 101
Shares outstanding			1,228,790,000	1,228,790,000	833,290,000
Preferred Shares [Member]
Disclosure of classes of share capital [Line Items]
Shares outstanding			0	0
Stock Option Plan [member]
Disclosure of classes of share capital [Line Items]
Shares available for future issuance			23,000,000	15,000,000
ConocoPhillips Company and Certain of its Subsidiaries [Member]
Disclosure of classes of share capital [Line Items]
Consideration transferred as common shares	208,000,000
Percentage of owned outstanding shares	3.50%